DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Jan. 31, 2026	Dec. 31, 2025
Server and network equipment
Property and Equipment
Property and equipment useful lives		4 years
Server and network equipment | Subsequent events
Property and Equipment
Property and equipment useful lives	5 years
Infrastructure systems and equipment | Minimum
Property and Equipment
Property and equipment useful lives		3 years
Infrastructure systems and equipment | Maximum
Property and Equipment
Property and equipment useful lives		10 years
Office furniture and equipment
Property and Equipment
Property and equipment useful lives		3 years
Buildings
Property and Equipment
Property and equipment useful lives		20 years
Other property and equipment | Minimum
Property and Equipment
Property and equipment useful lives		2 years
Other property and equipment | Maximum
Property and Equipment
Property and equipment useful lives		10 years